UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-22040

Name of Fund:  MLP & Strategic Equity Fund Inc. (MTP)

Fund Address:  P.O. Box 9011
               Princeton, NJ 08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
      Officer, MLP & Strategic Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

MLP & Strategic Equity Fund Inc.
--------------------------------------------------------------------------------
Semi-Annual Report
(Unaudited)
April 30, 2008

[LOGO] IQ INVESTMENT                           [LOGO]           FAMCO
          ADVISORS                                    FIDUCIARY ASSET MANAGEMENT

MLP & Strategic Equity Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and
  Corporate Governance Committee
Laura S. Unger, Director
Mitchell M. Cox, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Donald C. Burke, Vice President and Assistant Treasurer
Martin G. Byrne, Chief Legal Officer
Michael J. Fuccile, Chief Compliance Officer
Justin C. Ferri, Vice President
Michael M. Higuchi, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310


2       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited)

Fund Information

Symbol on New York Stock Exchange ..............................        MTP
Initial Offering Date ..........................................   June 29, 2007
Yield on Closing Market Price as of April 30, 2008 ($14.70)* ...       8.16%
Current Monthly Distribution per share of Common Stock** .......       $ .10
Current Annualized Distribution per share of Common Stock** ....       $1.20
--------------------------------------------------------------------------------
* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund's market price and net asset value for the six-month period:

--------------------------------------------------------------------------------
                           4/30/08 (a)   10/31/07    Change+     High       Low
--------------------------------------------------------------------------------
Market Price ...........     $14.70       $16.24     (9.48%)    $16.67    $13.07
Net Asset Value ........     $15.78       $18.06    (12.62%)    $18.06    $14.43
--------------------------------------------------------------------------------
(a) For the six-month period, the Common Stock of the Fund had a total investment return of (9.14%) based on net asset value per share and (5.88%) based on market price per share, assuming reinvestment of dividends. For the same period, the most commonly referenced index of publicly traded MLP securities had a total investment return of (3.88%).
+     Does not include reinvestment of dividends.

Portfolio Information as of April 30, 2008

                                                                      Percent of
Ten Largest MLP & MLP Affiliates Holdings                             Net Assets
--------------------------------------------------------------------------------
Kinder Morgan Management LLC ........................................    9.4%
Enterprise Products Partners LP .....................................    8.5
Plains All American Pipeline LP .....................................    5.6
ONEOK Partners LP ...................................................    4.9
Energy Transfer Equity LP ...........................................    4.6
Boardwalk Pipeline Partners LP ......................................    3.1
Energy Transfer Partners LP .........................................    3.1
TEPPCO Partners LP ..................................................    3.0
Magellan Midstream Partners LP ......................................    2.9
Nustar Energy LP ....................................................    2.7
--------------------------------------------------------------------------------

The Fund enters into variable prepaid forward contracts to seek to enhance the return on its master limited partnership ("MLP") investments. One effect of entering into the forward contracts is an increase in the Fund's total assets. As a result, the Fund's MLP investments currently represent 20.2% of the Fund's total assets. Due to the limited risk of the forward contracts, however, the Fund derives its performance primarily from the MLP portfolio.


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           3

Schedule of Investments as of April 30, 2008 (Unaudited)

                Master Limited Partnerships                 Units
Industry        & MLP Affiliates                             Held      Value
===============================================================================
Energy Equipment & Services -- 0.5%
                Exterran Partners LP                       39,000  $  1,161,420
-------------------------------------------------------------------------------
Gas Utilities -- 9.3%
                Amerigas Partners LP                      124,180     4,183,624
                Ferrellgas Partners LP                    144,430     3,034,474
                ONEOK Partners LP                         193,650    11,241,383
                Suburban Propane Partners LP               72,945     2,979,803
                                                                   ------------
                                                                     21,439,284
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 91.5%
                Alliance Resource Partners LP              82,935     3,439,314
                Atlas Energy Resources LLC                129,000     5,181,930
                Atlas Pipeline Holdings LP                116,065     3,630,513
                Boardwalk Pipeline Partners LP            280,490     7,093,592
                BreitBurn Energy Partners LP --
                  Common Units                             63,070     1,285,367
                Breitburn Energy Partners LP --
                  Common Units (b)                         78,870     1,591,311
                Buckeye Partners LP                       100,670     4,966,051
                Calumet Specialty Products Partners LP     66,120       915,762
                Cheniere Energy Partners LP               377,312     4,659,803
                Constellation Energy Partners LLC          31,925       552,941
                Copano Energy LLC Class E Units (b)        11,804       427,644
                Copano Energy LLC Common Units            107,375     3,981,465
                Copano Energy LLC Common Units (b)         10,819       401,169
                Crosstex Energy LP                        102,790     3,350,954
                DCP Midstream Partners LP                  56,890     1,703,856
                Duncan Energy Partners LP                  52,890     1,036,115
                EV Energy Partner LP                       32,120       858,246
                Eagle Rock Energy Partners LP             178,265     3,034,070
                El Paso Pipeline Partners LP              200,000     4,660,000
                Enbridge Energy Management LLC (d)        112,805     5,854,580
                Enbridge Energy Partners LP                64,030     3,209,184
                Encore Energy Partners LP                  50,000     1,026,500
                Energy Transfer Equity LP                 304,457    10,452,009
                Energy Transfer Partners LP               140,000     7,074,200
                Enterprise Products Partners LP           623,830    19,482,211
                Genesis Energy LP                          66,685     1,283,019
                Global Partners LP                         25,900       524,734
                Hiland Partners LP                         22,805     1,125,883
                Holly Energy Partners LP                   39,095     1,581,002
                Inergy LP                                 108,035     3,151,381
                K-Sea Transportation Partners LP           22,570       829,222
                Kinder Morgan Management LLC (d)          396,505    21,609,513
                Legacy Reserves LP                         54,370     1,177,654
                Linn Energy LLC Common Units              239,987     5,258,115
                Magellan Midstream Partners LP            162,340     6,603,991
                MarkWest Energy Partners LP                88,030     3,142,671
                Martin Midstream Partners LP               35,085     1,228,326
                Natural Resource Partners LP              130,475     4,222,171
                Nustar Energy LP                          116,000     6,200,200
                OSG America LP                             60,000       840,000
                Penn Virginia Resource Partners LP         97,215     2,669,524
                Plains All American Pipeline LP           267,595    12,922,163
                Quest Energy Partners LP                   40,000       640,800
                Regency Energy Partners LP                144,875     3,988,409
                SemGroup Energy Partners LP                65,530     1,710,333
                Spectra Energy Partners LP                168,710     4,109,776
                Sunoco Logistics Partners LP               71,485     3,707,212
                TC PipeLines LP                            89,025     3,115,875
                TEPPCO Partners LP                        192,910     6,769,212
                Targa Resources Partners LP               109,585     2,648,669
                Teekay LNG Partners LP                     78,665     2,249,032
                Transmontaigne Partners LP                 30,065       871,885
                U.S. Shipping Partners LP                  39,410       452,033
                Vanguard Natural Resources LLC             25,000       403,500
                Williams Partners LP                       97,285     3,515,880
                Williams Pipeline Partners LP              73,840     1,392,622
                                                                   ------------
                                                                    209,813,594
-------------------------------------------------------------------------------
                Total Master Limited Partnerships
                & MLP Affiliates
                (Cost -- $258,115,394) -- 101.3%                    232,414,298
===============================================================================

===============================================================================
                                                           Shares
                Common Stocks                                Held
===============================================================================
Aerospace & Defense -- 2.1%
                Alliant Techsystems, Inc. (a)              17,121     1,882,967
                Precision Castparts Corp.                  24,087     2,831,668
                                                                   ------------
                                                                      4,714,635
-------------------------------------------------------------------------------
Air Freight & Logistics -- 3.8%
                FedEx Corp.                                92,019     8,821,862
-------------------------------------------------------------------------------
Auto Components -- 0.9%
                The Goodyear Tire & Rubber Co. (a)         23,050       617,279
                TRW Automotive Holdings Corp. (a)          61,357     1,568,285
                                                                   ------------
                                                                      2,185,564
-------------------------------------------------------------------------------
Automobiles -- 1.0%
                Ford Motor Co. (a)                        283,032     2,337,844
-------------------------------------------------------------------------------
Biotechnology -- 25.9%
                Amgen, Inc. (a)                           493,977    20,682,817
                Genentech, Inc. (a)                       457,467    31,199,249
                Genzyme Corp. (a)                         106,485     7,491,220
                                                                   ------------
                                                                     59,373,286
-------------------------------------------------------------------------------
Building Products -- 0.1%
                USG Corp. (a)                               4,770       168,429
-------------------------------------------------------------------------------
Capital Markets -- 12.7%
                E*Trade Financial Corp. (a)               693,225     2,759,035
                Franklin Resources, Inc.                   50,112     4,768,157
                GFI Group, Inc.                           117,008     1,374,844
                The Goldman Sachs Group, Inc.              72,461    13,866,862
                Lehman Brothers Holdings, Inc.             46,290     2,047,870
                TD Ameritrade Holding Corp. (a)           236,269     4,276,469
                                                                   ------------
                                                                     29,093,237
-------------------------------------------------------------------------------
Chemicals -- 5.0%
                The Mosaic Co. (a)                         84,861    10,396,321
                OM Group, Inc. (a)                         18,471     1,011,472
                                                                   ------------
                                                                     11,407,793
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.4%
                Allied Waste Industries, Inc. (a)           3,117        38,526
                Monster Worldwide, Inc. (a)                 2,829        68,830
                Stericycle, Inc. (a)                       57,668     3,078,318
                                                                   ------------
                                                                      3,185,674
-------------------------------------------------------------------------------
Communications Equipment -- 18.8%
                Cisco Systems, Inc. (a)                 1,434,382    36,777,554
                Corning, Inc.                             183,746     4,907,856
                EchoStar Holding Corp. (a)                 30,138       937,593
                Motorola, Inc.                             50,527       503,249
                                                                   ------------
                                                                     43,126,252


4       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

                                                           Shares
Industry        Common Stocks                                Held      Value
===============================================================================
Computers & Peripherals -- 24.7%
                Apple, Inc. (a)                           195,553  $ 34,016,444
                Dell, Inc. (a)                            731,035    13,619,182
                EMC Corp. (a)                             310,361     4,779,559
                NCR Corp. (a)                              95,114     2,342,658
                Teradata Corp. (a)                         95,114     2,024,977
                                                                   ------------
                                                                     56,782,820
-------------------------------------------------------------------------------
Construction & Engineering -- 3.2%
                Foster Wheeler Ltd. (a)                    16,452     1,047,828
                Jacobs Engineering Group, Inc. (a)         63,177     5,454,070
                The Shaw Group, Inc. (a)                   15,717       776,734
                                                                   ------------
                                                                      7,278,632
-------------------------------------------------------------------------------
Consumer Finance -- 8.8%
                AmeriCredit Corp. (a)                     159,174     2,222,069
                Capital One Financial Corp.               337,388    17,881,564
                                                                   ------------
                                                                     20,103,633
-------------------------------------------------------------------------------
Containers & Packaging -- 1.7%
                Pactiv Corp. (a)                          163,537     3,890,545
-------------------------------------------------------------------------------
Diversified Consumer Services -- 4.3%
                Apollo Group, Inc. Class A (a)            193,079     9,827,721
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.3%
                Intercontinental Exchange, Inc. (a)         8,282     1,284,952
                The NASDAQ Stock Market, Inc. (a)          46,948     1,711,255
                                                                   ------------
                                                                      2,996,207
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.5%
                Qwest Communications
                International Inc.                        244,948     1,263,932
-------------------------------------------------------------------------------
Electric Utilities -- 7.2%
                Allegheny Energy, Inc.                    162,654     8,750,785
                Mirant Corp. (a)                          188,670     7,756,224
                                                                   ------------
                                                                     16,507,009
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 4.1%
                Agilent Technologies, Inc. (a)            200,498     6,057,044
                Arrow Electronics, Inc. (a)                14,957       406,980
                Ingram Micro, Inc. Class A (a)             81,179     1,380,855
                Mettler Toledo International, Inc. (a)     11,565     1,101,682
                Vishay Intertechnology, Inc. (a)           49,954       472,065
                                                                   ------------
                                                                      9,418,626
-------------------------------------------------------------------------------
Energy Equipment & Services -- 32.2%
                Cameron International Corp. (a)           198,856     9,789,681
                FMC Technologies, Inc. (a)                109,733     7,374,058
                Nabors Industries Ltd. (a)                163,692     6,144,998
                National Oilwell Varco, Inc. (a)           40,443     2,768,323
                Noble Corp.                                68,880     3,876,566
                SEACOR Holdings, Inc. (a)                  29,124     2,478,744
                Schlumberger Ltd.                          17,195     1,728,957
                Transocean, Inc. (a)                      126,860    18,706,776
                Weatherford International Ltd. (a)        259,507    20,934,430
                                                                   ------------
                                                                     73,802,533
-------------------------------------------------------------------------------
Food Products -- 3.1%
                Dean Foods Co. (a)                        114,029     2,650,034
                Smithfield Foods, Inc. (a)                155,813     4,468,717
                                                                   ------------
                                                                      7,118,751
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 5.8%
                Hospira, Inc. (a)                          28,909     1,189,605
                St. Jude Medical, Inc. (a)                 30,834     1,349,913
                Zimmer Holdings, Inc. (a)                 145,914    10,820,982
                                                                   ------------
                                                                     13,360,500
-------------------------------------------------------------------------------
Health Care Providers & Services -- 35.5%
                Aetna, Inc.                                66,558     2,901,929
                Cigna Corp.                               165,162     7,054,069
                Coventry Health Care, Inc. (a)             36,896     1,650,358
                Express Scripts, Inc. (a)                 159,868    11,193,957
                Health Net, Inc. (a)                       20,121       589,344
                Humana, Inc. (a)                           21,508     1,027,867
                Laboratory Corp. of America
                  Holdings (a)                             76,452     5,781,300
                Lincare Holdings, Inc. (a)                  7,205       175,370
                Medco Health Solutions, Inc. (a)          243,128    12,044,561
                UnitedHealth Group, Inc.                  375,262    12,244,799
                WellPoint, Inc. (a)                       538,259    26,778,385
                                                                   ------------
                                                                     81,441,939
-------------------------------------------------------------------------------
Health Care Technology -- 0.1%
                Cerner Corp. (a)                            3,329       154,033
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 4.2%
                Jack in the Box, Inc. (a)                   7,564       202,337
                Las Vegas Sands Corp. (a)                  17,406     1,326,685
                MGM Mirage (a)                             41,661     2,130,960
                Starbucks Corp. (a)                       372,072     6,038,729
                                                                   ------------
                                                                      9,698,711
-------------------------------------------------------------------------------
Household Durables -- 1.0%
                Mohawk Industries, Inc. (a)                28,788     2,193,358
-------------------------------------------------------------------------------
Household Products -- 0.9%
                Energizer Holdings, Inc. (a)               26,319     2,080,780
-------------------------------------------------------------------------------
IT Services -- 2.0%
                Cognizant Technology Solutions
                  Corp. (a)                                23,920       771,420
                Computer Sciences Corp. (a)                48,955     2,133,948
                DST Systems, Inc. (a)                      17,404     1,041,455
                Fiserv, Inc. (a)                           14,142       714,878
                                                                   ------------
                                                                      4,661,701
-------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 10.1%
                The AES Corp. (a)                         777,967    13,505,507
                NRG Energy, Inc. (a)                      220,401     9,686,624
                                                                   ------------
                                                                     23,192,131
-------------------------------------------------------------------------------
Insurance -- 10.3%
                American International Group, Inc.        353,029    16,309,940
                Arch Capital Group Ltd. (a)                49,769     3,516,180
                Conseco, Inc. (a)                          84,846       988,456
                The Progressive Corp.                     160,937     2,927,444
                                                                   ------------
                                                                     23,742,020
-------------------------------------------------------------------------------
Internet Software & Services -- 11.6%
                eBay, Inc. (a)                            280,897     8,789,267
                Google, Inc. Class A (a)                   31,096    17,858,122
                                                                   ------------
                                                                     26,647,389
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 1.9%
                Thermo Fisher Scientific, Inc. (a)         76,065     4,401,882
-------------------------------------------------------------------------------


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           5

                                                           Shares
Industry        Common Stocks                                Held      Value
===============================================================================
Machinery -- 3.0%
                Danaher Corp.                              71,743  $  5,597,389
                Terex Corp. (a)                            19,505     1,359,108
                                                                   ------------
                                                                      6,956,497
-------------------------------------------------------------------------------
Media -- 27.0%
                Comcast Corp. Class A                   1,084,807    22,292,784
                The DIRECTV Group, Inc. (a)               376,189     9,269,297
                DISH Network Corp. (a)                    150,692     4,496,649
                Liberty Media Corp. --
                  Entertainment Class A (a)               185,308     4,808,743
                Liberty Media Holding Corp. --
                  Capital (a)                              46,327       712,046
                Walt Disney Co.                           625,751    20,293,105
                                                                   ------------
                                                                     61,872,624
-------------------------------------------------------------------------------
Metals & Mining -- 2.7%
                Century Aluminum Co. (a)                   16,077     1,113,975
                Freeport-McMoRan Copper & Gold, Inc.
                  Class B                                   6,066       690,007
                Nucor Corp.                                20,564     1,552,582
                United States Steel Corp.                  17,984     2,768,637
                                                                   ------------
                                                                      6,125,201
-------------------------------------------------------------------------------
Multiline Retail -- 11.1%
                Dollar Tree, Inc. (a)                      11,219       354,520
                Kohl's Corp. (a)                          430,974    21,053,080
                Sears Holdings Corp. (a)                   41,216     4,064,310
                                                                   ------------
                                                                     25,471,910
-------------------------------------------------------------------------------
Office Electronics -- 2.2%
                Xerox Corp.                               369,038     5,155,461
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 3.3%
                Forest Oil Corp. (a)                        4,349       256,287
                Newfield Exploration Co. (a)              120,284     7,308,456
                                                                   ------------
                                                                      7,564,743
-------------------------------------------------------------------------------
Pharmaceuticals -- 2.3%
                Forest Laboratories, Inc. (a)             151,514     5,259,051
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 0.9%
                Lam Research Corp. (a)                     48,851     1,995,075
-------------------------------------------------------------------------------
Software -- 19.0%
                Adobe Systems, Inc. (a)                    72,065     2,687,304
                Autodesk, Inc. (a)                         27,011     1,026,418
                Cadence Design Systems, Inc. (a)           89,274       993,620
                Electronic Arts, Inc. (a)                 166,786     8,584,475
                Intuit, Inc. (a)                           44,799     1,208,229
                Oracle Corp. (a)                        1,396,672    29,120,611
                                                                   ------------
                                                                     43,620,657
-------------------------------------------------------------------------------
Specialty Retail -- 8.4%
                AutoNation, Inc. (a)                      116,776     1,869,584
                AutoZone, Inc. (a)                         20,771     2,508,098
                Bed Bath & Beyond, Inc. (a)               399,924    12,997,530
                Office Depot, Inc. (a)                    144,827     1,836,406
-------------------------------------------------------------------------------
                                                                     19,211,618
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.3%
                Coach, Inc. (a)                            20,871       742,380
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 2.3%
                American Tower Corp. Class A (a)           38,606     1,676,272
                Crown Castle International Corp. (a)       59,172     2,298,832
                Leap Wireless International, Inc. (a)      16,931       905,301
                NII Holdings, Inc. (a)                      6,287       287,567
                                                                   ------------
                                                                      5,167,972
-------------------------------------------------------------------------------
                Total Common Stocks
                (Cost -- $841,582,858) -- 328.7%                    754,122,618
===============================================================================

===============================================================================
                Short-Term Securities
===============================================================================
                SSgA Prime Money Market Fund,
                  2.897% (c)                            1,499,196     1,499,196
-------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost -- $1,499,196) -- 0.7%                          1,499,196
===============================================================================
                Total Investments
                (Cost -- $1,101,197,448*) -- 430.7%                 988,036,112

                Liabilities in Excess of
                Other Assets -- (330.7%)                           (758,629,462)
                                                                  -------------
                Net Assets -- 100.0%                              $ 229,406,650
                                                                  =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ......................................     $ 1,101,197,448
                                                                ===============
      Gross unrealized appreciation .......................     $    51,743,941
      Gross unrealized depreciation .......................        (164,905,277)
                                                                ---------------
      Net unrealized depreciation .........................     $  (113,161,336)
                                                                ===============

(a)   Non-income producing security.
(b) Restricted securities as to resale, representing approximately 1.1% of net assets, were as follows:

      --------------------------------------------------------------------------
                                           Acquisition                   Fair
      Issue                                  Date(s)        Cost        Value+
      --------------------------------------------------------------------------
      Breitburn Energy Partners LP --
        Common Units                       11/01/2007    $2,058,901   $1,591,311
      Copano Energy LLC Class E Units      10/19/2007       375,013      427,644
      Copano Energy LLC Common Units       10/19/2007       363,735      401,169
      --------------------------------------------------------------------------
      Total                                              $2,797,649   $2,420,124
                                                         =======================

+     See Notes to Financial Statements, Note 1(a).
(c)   Represents the current yield as of April 30, 2008.
(d) Represents a pay-in-kind security, which may pay dividends in additional units.


6       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

Schedule of Investments (concluded)

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Variable prepaid forward contracts as of April 30, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------------
      Notional                                                                           Valuation
      Amount                        Issue (a)                     Counterparty             Date                Value
      -----------------------------------------------------------------------------------------------------------------
      $183,000,279        Basket of Securities                 Banc of America, NA       7/18/2008        $(155,699,274)
      $ 50,001,141        Basket of Securities, Tranche 1       HSBC Bank USA, NA        7/18/2008          (42,676,145)
      $ 50,001,141        Basket of Securities, Tranche 2       HSBC Bank USA, NA        7/19/2008          (42,676,145)
      $ 50,001,141        Basket of Securities, Tranche 3       HSBC Bank USA, NA        7/20/2008          (42,676,145)
      $ 50,001,141        Basket of Securities, Tranche 4       HSBC Bank USA, NA        7/23/2008          (42,676,145)
      $ 50,001,141        Basket of Securities, Tranche 5       HSBC Bank USA, NA        7/24/2008          (42,676,145)
      $ 44,000,000        Basket of Securities, Tranche 1       HSBC Bank USA, NA        7/29/2008          (40,584,784)
      $ 44,000,000        Basket of Securities, Tranche 2       HSBC Bank USA, NA        7/30/2008          (40,584,784)
      $ 44,000,000        Basket of Securities, Tranche 3       HSBC Bank USA, NA        7/31/2008          (40,584,784)
      $ 44,000,000        Basket of Securities, Tranche 4       HSBC Bank USA, NA        8/01/2008          (40,584,784)
      $ 44,000,000        Basket of Securities, Tranche 5       HSBC Bank USA, NA        8/04/2008          (40,584,784)
      $ 40,064,922        Basket of Securities, Tranche 1       HSBC Bank USA, NA        8/07/2008          (37,439,388)
      $ 40,064,922        Basket of Securities, Tranche 2       HSBC Bank USA, NA        8/08/2008          (37,439,388)
      $ 40,064,922        Basket of Securities, Tranche 3       HSBC Bank USA, NA        8/11/2008          (37,439,388)
      $ 40,064,922        Basket of Securities, Tranche 4       HSBC Bank USA, NA        8/12/2008          (37,439,388)
      $ 40,064,922        Basket of Securities, Tranche 5       HSBC Bank USA, NA        8/13/2008          (37,439,388)
      -----------------------------------------------------------------------------------------------------------------
      Total (Proceeds -- $844,797,291)                                                                    $(759,200,859)
                                                                                                          =============

(a)   Non-income producing securities.

See Notes to Financial Statements.


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           7

Statement of Assets, Liabilities and Capital

As of April 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
           Investments in unaffiliated securities, at value (identified cost -- $1,101,197,448)                       $ 988,036,112
           Cash ................................................................................                              3,000
           Dividends receivable ................................................................                          1,301,786
           Prepaid expenses ....................................................................                              7,428
                                                                                                                      -------------
           Total assets ........................................................................                        989,348,326
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
           Variable prepaid forward contracts, at value (proceeds -- $844,797,291) .............                        759,200,859
           Payables:
               Dividends to shareholders .......................................................     $    420,092
               Investment adviser ..............................................................          227,000           647,092
                                                                                                     ------------
           Accrued expenses and other liabilities ..............................................                             93,725
                                                                                                                      -------------
           Total liabilities ...................................................................                        759,941,676
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets ..........................................................................                      $ 229,406,650
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
           Common Stock, par value $.001 per share, 100,000,000 shares authorized ..............                      $      14,538
           Paid-in capital in excess of par ....................................................                        273,292,317
           Accumulated distributions in excess of investment income -- net .....................     $ (9,092,015)
           Accumulated realized capital losses -- net ..........................................       (7,243,286)
           Unrealized depreciation -- net ......................................................      (27,564,904)
                                                                                                     ------------
           Total accumulated losses -- net .....................................................                        (43,900,205)
                                                                                                                      -------------
           Total Capital -- Equivalent to $15.78 per share based on 14,537,638 shares
             of Common Stock outstanding (market price -- $14.70) ..............................                      $ 229,406,650
                                                                                                                      =============

      See Notes to Financial Statements.


8       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

Statement of Operations

For the Six Months Ended April 30, 2008 (Unaudited)

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
           Dividends .......................................................................                        $     1,233,510
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
           Investment advisory fees ........................................................     $   1,314,629
           Professional fees ...............................................................            64,352
           Directors' fees and expenses ....................................................            32,960
           Custodian fees ..................................................................            25,575
           Transfer agent fees .............................................................            22,743
           Printing and shareholder reports ................................................            20,936
           Accounting services .............................................................            18,623
           Listing fees ....................................................................            13,153
           Other ...........................................................................            17,320
                                                                                                 -------------
           Total expenses ..................................................................                              1,530,291
                                                                                                                    ---------------
           Investment loss -- net ..........................................................                               (296,781)
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
           Realized loss on investments -- net .............................................                             (6,817,518)
           Unrealized appreciation/depreciation on:
               Investments -- net ..........................................................      (140,252,309)
               Variable prepaid forward contracts -- net ...................................       122,892,496          (17,359,813)
                                                                                                 ----------------------------------
           Total realized and unrealized loss -- net .......................................                            (24,177,331)
                                                                                                                    ---------------
           Net Decrease in Net Assets Resulting from Operations ............................                        $   (24,474,112)
                                                                                                                    ===============

      See Notes to Financial Statements.


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           9

Statement of Changes in Net Assets

                                                                                                  For the Six
                                                                                                  Months Ended        For the Period
                                                                                                    April 30,         June 29, 2007+
                                                                                                      2008            to October 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)             2007
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
           Investment income (loss) -- net .................................................     $    (296,781)       $     538,532
           Realized loss -- net ............................................................        (6,817,518)            (425,768)
           Unrealized appreciation/depreciation -- net .....................................       (17,359,813)         (10,205,091)
                                                                                                 ----------------------------------
           Net decrease in net assets resulting from operations ............................       (24,474,112)         (10,092,327)
                                                                                                 ----------------------------------
====================================================================================================================================
Dividends and Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
           Investment income -- net ........................................................        (8,722,584)++          (611,182)
           Tax return of capital ...........................................................                --           (3,746,919)
                                                                                                 ----------------------------------
           Net decrease in net assets resulting from dividends and distributions
             to shareholders ...............................................................        (8,722,584)          (4,358,101)
                                                                                                 ----------------------------------
====================================================================================================================================
Common Stock Transactions
------------------------------------------------------------------------------------------------------------------------------------
           Proceeds from issuance of Common Stock ..........................................                --          276,959,530
           Value of shares issued to Common Stock shareholders in reinvestment
             of dividends and distributions ................................................                --              574,236
           Offering costs resulting from issuance of Common Stock ..........................                --             (580,000)
                                                                                                 ----------------------------------
           Net increase in net assets resulting from Common Stock transactions .............                --          276,953,766
                                                                                                 ==================================
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
           Total increase (decrease) in net assets .........................................       (33,196,696)         262,503,338
           Beginning of period .............................................................       262,603,346              100,008
                                                                                                 ----------------------------------
           End of period* ..................................................................     $ 229,406,650        $ 262,603,346
                                                                                                 ==================================
             * Accumulated distributions in excess of investment income (loss) -- net ......     $  (9,092,015)       $     (72,650)
                                                                                                 ==================================

+     Commencement of operations.
++ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


10       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

Statement of Cash Flows

                                                                                                                        For the
                                                                                                                       Six Months
                                                                                                                     Ended April 30,
                                                                                                                          2008
                                                                                                                      (Unaudited)
====================================================================================================================================
Cash Provided by Operating Activities
------------------------------------------------------------------------------------------------------------------------------------
           Net decrease in net assets resulting from operations ..................................................     $(24,474,112)
           Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
               Decrease in receivables ...........................................................................          487,544
               Decrease in prepaid expenses and other assets .....................................................           68,981
               Decrease in other liabilities .....................................................................          (74,270)
               Realized and unrealized loss -- net ...............................................................       30,294,245
               Proceeds from sales of long-term securities .......................................................       24,511,220
               Purchases of long-term securities -- net ..........................................................      (23,314,321)
               Net proceeds from sales of short-term investments .................................................        1,267,547
                                                                                                                       ------------
           Cash provided by operating activities .................................................................        8,766,834
                                                                                                                       ------------
====================================================================================================================================
Cash Used for Financing Activities
------------------------------------------------------------------------------------------------------------------------------------
           Receipts on offering cost reimbursement ...............................................................          109,593
           Dividends paid to shareholders ........................................................................       (8,873,427)
                                                                                                                       ------------
           Cash used for financing activities ....................................................................       (8,763,834)
                                                                                                                       ------------
====================================================================================================================================
Cash
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in cash ..................................................................................            3,000
           Cash at beginning of period ...........................................................................               --
                                                                                                                       ------------
           Cash at end of period .................................................................................     $      3,000
                                                                                                                       ============

      See Notes to Financial Statements.


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           11

Financial Highlights

                                                                                               For the Six
                                                                                               Months Ended        For the Period
                                                                                                 April 30,         June 29, 2007+
The following per share data and ratios have been derived                                          2008            to October 31,
from information provided in the financial statements.                                         (Unaudited)              2007
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of period ..........................................     $     18.06          $     19.10
                                                                                               --------------------------------
           Investment income (loss) -- net*** ............................................            (.02)                 .04
           Realized and unrealized loss -- net ...........................................           (1.66)                (.74)
                                                                                               --------------------------------
           Total from investment operations ..............................................           (1.68)                (.70)
                                                                                               --------------------------------
           Less dividends and distributions from:
               Investment income -- net ..................................................            (.60)++              (.03)
               Tax return of capital .....................................................              --                 (.27)
                                                                                               --------------------------------
           Total dividends and distributions to Common Stock shareholders ................            (.60)                (.30)
                                                                                               --------------------------------
           Offering costs resulting from the issuance of Common Stock ....................              --                 (.04)
                                                                                               --------------------------------
           Net asset value, end of period ................................................     $     15.78          $     18.06
                                                                                               --------------------------------
           Market price per share, end of period .........................................     $     14.70          $     16.24
                                                                                               ================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share ............................................           (9.14%)+++           (3.77%)+++
                                                                                               ================================
           Based on market price per share ...............................................           (5.88%)+++          (17.37%)+++
                                                                                               ================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
           Expenses ......................................................................            1.30%*               1.35%*
                                                                                               ================================
           Investment income (loss) -- net ...............................................            (.25%)*               .62%*
                                                                                               ================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands) ......................................     $   229,407          $   262,603
                                                                                               ================================
           Portfolio turnover ............................................................               2%                  --@
                                                                                               ================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
+++   Aggregate total investment return.
@     Amount is less than 1%.

      See Notes to Financial Statements.


12       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

MLP & Strategic Equity Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund pursues its investment objective by investing substantially all of its net assets in publicly traded master limited partnerships ("MLPs"). To enhance its returns, the Fund will enter into variable prepaid forward contracts ("Forward Contracts") with terms of approximately one year, to sell particular equity securities that the Fund will strategically purchase with the proceeds of the Forward Contracts. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol MTP. The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of investments -- Portfolio securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market. Other investments are valued at market value.

Exchange traded options are valued at the mean price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements and variable prepaid forward contracts are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

The Fund may employ pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           13

(b) Master Limited Partnerships -- The Fund will purchase both domestic and international MLPs. The Fund's investment in MLPs may include ownership of MLP common units and MLP subordinated units. The Fund also may purchase MLP I-Shares (together with the MLPs, the "MLP Entities"). MLP I-Shares are pay-in-kind securities created as a means to facilitate institutional ownership of MLPs by simplifying the tax and administrative implications of the MLP structure. Generally, when an MLP pays its quarterly cash distribution to unitholders, holders of I-Shares do not receive a cash distribution; rather, they receive a dividend of additional I-Shares from the MLP of comparable value to the cash distribution paid to each unitholder. The Fund may purchase interests in MLP Entities on an exchange or may utilize non-public market transactions to obtain its holdings, including but not limited to privately negotiated purchases of securities from the issuers themselves, broker-dealers, or other qualified institutional buyers.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund may invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. entities.

(d) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase the return of the Fund. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Variable prepaid forward contracts -- The Fund will enter into Forward Contracts with terms of approximately one year to sell particular equity securities that the Fund will strategically purchase with the proceeds of the Forward Contracts. The strategic equity securities that are the subject of the Forward Contracts (the "Contract Securities") may be the subject of a Forward Contract individually, or grouped together as a basket of multiple Contract Securities. In a Forward Contract, the amount of shares (or their cash equivalent) that the seller is required to deliver at maturity varies as a function of the performance of the Contract Security. The Forward Contracts will be prepaid by the counterparties to these transactions and as a result, the Fund will not be exposed to any risk that counterparties to these transactions will be unable to meet their obligations under the arrangements. The equity securities may serve as collateral for the Fund's obligation under the Forward Contracts. The proceeds of the Forward Contracts are reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the Forward Contracts.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


14       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

(e) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(g) Dividends and distributions -- Dividends paid by the Fund will be paid on a monthly basis. The Fund expects that its dividends primarily will consist of a return of capital. Initially a significant portion of any dividend the Fund receives from the MLP entities will be deferred from taxation until the Fund sells its interest in such MLP entities. The Fund will distribute net realized capital gains, if any, at least annually.

(h) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(i) Recent accounting pronouncements -- For financial statement reporting purposes, the Fund has adopted the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") beginning with its initial registration. FIN 48 requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are "more likely than not" to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. As discussed in the registration statement, the Fund intends to qualify for Regulated Investment Company ("RIC") status pursuant to Subchapter M of the Code. In determining the eligibility of the Fund to claim such status, management of the Fund relies upon the statutory language of the Code, regulations issued thereunder and the actual mechanical tests of Code Section
851. As little case law or regulatory explanations exist clarifying certain aspects of such testing, management has received an opinion from special tax counsel to the Fund indicating the Fund will qualify as a RIC pursuant to Subchapter M of the Code. Thus, management believes the recognition threshold of "more likely than not" has been met and no provision for income taxes is necessary in the Fund.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In February 2007, the Financial Accounting Standards Board Statement of Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with IQ Investment Advisors LLC ("IQ"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to 1.12% of the average daily value of the Fund's net assets. IQ has entered into a Subadvisory Agreement with Fiduciary Asset Management, LLC ("FAMCO") pursuant to which FAMCO provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ pays FAMCO a monthly fee at an annual rate equal to .50% of the average daily value of the Fund's net assets. There is no increase in aggregate fees paid by the Fund for these services.


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           15

Notes to Financial Statements (concluded)

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee at the annual rate of .12% of the average daily value of the Fund's net assets for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly-owned subsidiary of BlackRock, Inc. ("BlackRock"). ML & Co. is a principal owner of BlackRock.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., and/or BlackRock or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008, were $23,314,321 and $24,511,220, respectively.

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding for the six months ended April 30, 2008 remained constant and for the period June 29, 2007 to October 31, 2007 increased by 14,500,500 from shares sold and 31,902 from dividend reinvestments.

5. Capital Loss Carryforward:

On October 31, 2007, the Fund had a net capital loss carryforward of $104,402, all of which expires in 2015.

6. Subsequent Event:

The Fund paid an ordinary income dividend to holders of Common Stock in the amount of $.1000 per share on May 30, 2008 to shareholders of record on May 20, 2008.


16       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

Proxy Results

During the six-month period ended April 30, 2008, the shareholders of MLP & Strategic Equity Fund Inc. voted on the following proposal, which was approved at the annual shareholders' meeting on April 25, 2008. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------
                                                                   Shares Voted    Shares Withheld
                                                                       For           From Voting
--------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:     Paul Glasserman         13,775,010         218,919
                                            Steven W. Kohlhagen     13,774,060         219,869
                                            William J. Rainer       13,776,660         217,269
                                            Laura S. Unger          13,777,760         216,219
--------------------------------------------------------------------------------------------------


       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008           17

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


18       MLP & STRATEGIC EQUITY FUND INC.              APRIL 30, 2008

   [LOGO]
IQ INVESTMENT
  ADVISORS                                                     www.IQIAFunds.com

MLP & Strategic Equity Fund Inc. seeks to provide a high level of after-tax total return.

This report, including the financial information herein, is transmitted to shareholders of MLP & Strategic Equity Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

MLP & Strategic Equity Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #IQMTP -- 4/08

Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 -   Investments
           (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
           (b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------------------
    Mitchell M. Cox
    Chief Executive Officer of
    MLP & Strategic Equity Fund Inc.

Date: June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: June 20, 2008


By: /s/ James E. Hillman
    --------------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    MLP & Strategic Equity Fund Inc.

Date: June 20, 2008